Turnover - Turnover (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income statement
Revenue from contracts with customers	R 273,031	R 289,996	R 268,955
Revenue from other contracts	2,080	(300)	3,791
Total turnover	275,111	289,696	272,746
Reduction in slate balance		1,200
Other (Technology, refinery services)
Income statement
Revenue from contracts with customers	1,270	1,626	2,550
Energy Business
Income statement
Revenue from contracts with customers	124,824	128,850	105,998
Energy Business | Coal
Income statement
Revenue from contracts with customers	3,874	6,386	6,370
Energy Business | Liquid fuels
Income statement
Revenue from contracts with customers	113,037	115,311	93,044
Energy Business | Gas (methane rich and natural gas) and condensate
Income statement
Revenue from contracts with customers	7,913	7,153	6,584
Chemicals Business
Income statement
Revenue from contracts with customers	146,937	159,520	160,407
Chemicals Business | Advanced materials
Income statement
Revenue from contracts with customers	9,853	9,699	7,249
Chemicals Business | Base chemicals
Income statement
Revenue from contracts with customers	46,531	50,663	51,223
Chemicals Business | Essential care
Income statement
Revenue from contracts with customers	54,717	63,468	62,989
Chemicals Business | Performance solutions
Income statement
Revenue from contracts with customers	R 35,836	R 35,690	R 38,946